Other Comprehensive Income (Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Unrealized Gains Losses on Non Otti Securities [Abstract]
Increase in net unrealized gains(losses) on non-OTTI securities	$ (329)	$ (494)	$ 410
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities in interest income, before tax	24	27	31
Less: Net gains (losses) realized on sales of non-OTTI securities reclassified to noninterest income, before tax	16	48	4
Net unrealized gains (losses) on non-OTTI securities, Before Tax	(369)	(569)	375
Other Comprehensive Income (Loss), Non Otti Securities Adjustment, Tax	135	208	(137)
Net unrealized gains (losses) on non-OTTI securities, Activity, After Tax	(234)	(361)	238
Net Unrealized Gains Losses On Otti Securities [Abstract]
Increase in net unrealized gains (losses) on OTTI securities, Pretax	61	(17)	68
Less: Net OTTI losses realized in net income, Pre-tax	(2)	(4)	(11)
Net unrealized gains (losses) on OTTI securities	63	(13)	79
Net unrealized gains (losses) on OTTI securities, tax	(23)	5	(29)
Net unrealized gains (losses) on OTTI securities, Activity, After Tax	40	(8)	50
Net unrealized gains (losses) on cash flow hedge derivatives [Abstract]
Increase in net unrealized gains (losses) on cash flow hedge derivatives, Pretax	100	415	431
Less: Net gains (losses) realized as a yield adjustment reclassified to loan interest income, Before Tax	219	270	251
Less: Net gains (losses) realized as a yield adjustment reclassified to investment securities interest income, Before Tax	34	23	12
Less: Net gains (losses) realized on sales of securities reclassified to noninterest income, Before Tax		(5)
Net unrealized gains (losses) on cash flow hedge derivatives, Before Tax	(153)	127	168
Net unrealized gains (losses) on cash flow hedge derivatives, tax	56	(47)	(61)
Net unrealized gains (losses) on cash flow hedge derivatives, Net of tax, Total	(97)	80	107
Pension and other postretirement benefit plan adjustments [Abstract]
Net pension and other postretirement benefit plan activity, Before tax	(41)	(82)	(440)
Amortization of actuarial loss (gain) reclassified to other noninterest expense, Before tax	50	38	4
Amortization of prior service cost (credit) reclassified to other noninterest expense, Before tax	(8)	(10)	(10)
Pension and other postretirement benefit plan adjustments, net activity, Pre-Tax	1	(54)	(446)
Pension and other postretirement benefit plan adjustments, net activity, Tax		20	163
Pension and other postretirement benefit plan adjustments, net activity, After Tax	1	(34)	(283)
Other Comprehensive Income Other Adjustments [Abstract]
PNC's portion of BlackRock's OCI, Before tax	(63)	(39)	(36)
Net investment hedge derivatives, Before tax	186	60	54
Foreign Currency Transaction and Translation Adjustment, before Tax	(182)	(63)	(57)
Total Other, net activity, Before tax	(59)	(42)	(39)
Total Other, net activity, Tax	(46)	(8)	(6)
Total Other, net activity, After tax	(105)	(50)	(45)
Other Comprehensive Income Loss Before Tax	(517)	(551)	137
Other Comprehensive Income (Loss), Tax	122	178	(70)
Other Comprehensive Income (Loss), Net of Tax	$ (395)	$ (373)	$ 67